Leases - Schedule of Lease Term and Discount Rates (Detail)	Mar. 31, 2024	Mar. 31, 2023
Lease, Cost [Abstract]
Weighted-average remaining lease term	1 year 3 months 7 days	1 year 3 months 10 days
Weighted-average incremental borrow rate	4.68%	4.40%